UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

Cash Reserves Fund

(TSCXX)

This semi-annual shareholder report contains important information about Cash Reserves Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserves Fund	$20	0.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,300,085
Number of Portfolio Holdings	219

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	20.6%
Financial Company Commercial Paper	15.3
U.S. Treasury Repurchase Agreement	13.7
Certificate of Deposit	12.9
Non-Financial Company Commercial Paper	11.4
Asset Backed Commercial Paper	7.9
U.S. Treasury Debt	6.7
U.S. Government Agency Repurchase Agreement	4.9
Other Asset Backed Securities	3.7
Short-Term and Other	2.9

Top Ten Holdings (as a % of Net Assets)

Federal Reserve Bank of New York	13.7%
U.S. Treasury Notes	6.7
Credit Agricole	4.9
Credit Agricole Corporate and Investment	2.0
Svenska Handelsbanken	2.0
Erste Finance Delaware	1.9
Royal Bank of Canada	1.8
Alaska HFC, State Capital Project	1.8
TotalEnergies Capital	1.6
Canadian Imperial Bank of Commerce	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F85-053 6/25

Cash Reserves Fund

 (TSCXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSCXX Cash Reserves Fund

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.02 0.05 0.05 0.01
(3)
—
(3) (4)
0.01
(3)
Net realized and
unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment
activities 0.02 0.05 0.05 0.01 —
(4)
0.01
Distributions
Net investment
income (0.02) (0.05) (0.05) (0.01) —
(4)
(0.01)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(5)
2.12% 5.22% 4.65% 0.88%
(3)
0.01%
(3)
0.78%
(3)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.40%
(6)
0.40% 0.40% 0.40% 0.42% 0.45%
Net expenses
after waivers/
payments by
Price Associates 0.40%
(6)
0.40% 0.40% 0.31%
(3)
0.16%
(3)
0.43%
(3)
Net investment
income 4.21%
(6)
5.08% 4.59% 0.92%
(3)
0.01%
(3)
0.70%
(3)
Net assets, end of
period (in millions) $5,300 $4,880 $4,606 $4,280 $3,711 $4,285
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-relate d arrangements with Price Associates.
(3)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.09%, 0.26% and 0.02% of average net assets) for the years ended
10/31/22, 10/31/21 and 10/31/20 respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Cash Reserves Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
ASSET BACKED COMMERCIAL PAPER 7.9%
Atlantic Asset Securitization, 4.41%, 7/2/25 (1) 2,000 1,985
Chariot Funding, 4.74%, 11/21/25 (1) 19,000 19,000
Charta, 4.34%, 5/6/25 (1) 25,000 24,985
Charta, 4.47%, 7/15/25 (1) 31,000 30,711
CRC Funding, 4.49%, 5/13/25 (1) 25,000 24,963
Falcon Asset Funding, 4.74%, 11/17/25 (1) 27,000 27,000
Falcon Asset Funding, 4.74%, 11/24/25 (1) 27,000 27,000
Gotham Funding, 4.39%, 7/30/25 (1) 39,500 39,066
Gotham Funding, 4.43%, 7/9/25 (1) 13,100 12,989
Liberty Street Funding, 4.33%, 5/1/25 (1) 50,000 50,000
Manhattan Asset Funding, 4.32%, 5/1/25 (1) 28,146 28,146
Old Line Funding, 4.40%, 9/19/25 (1) 25,000 24,569
Old Line Funding, 4.42%, 7/14/25 (1) 10,000 9,909
Old Line Funding, 4.48%, 8/8/25 (1) 15,000 14,815
Old Line Funding, 4.71%, 10/10/25 (1) 3,000 3,000
Starbird Funding, 4.73%, 11/14/25 (1) 4,000 4,000
Starbird Funding, 4.73%, 11/17/25 (1) 28,000 28,000
Thunder Bay Funding, 4.46%, 6/5/25 (1) 37,000 36,840
Thunder Bay Funding, 4.46%, 6/13/25 (1) 12,000 11,936
Total Asset Backed Commercial Paper (Cost $418,914) 418,914
CERTIFICATE OF DEPOSIT 12.9%
DOMESTIC 3.3%
Bank of America, 5.18%, 7/30/25  3,000 3,000
Bank of Nova Scotia, FRN, SOFR + 0.35%, 4.71%, 10/23/25  28,000 28,000
Citibank, Series CD, FRN, SOFR + 0.32%, 4.68%, 11/24/25  3,600 3,600
Citibank, Series CD, FRN, SOFR + 0.34%, 4.70%, 9/22/25  36,000 36,000
Citibank, Series CD, FRN, SOFR + 0.35%, 4.71%, 10/27/25  6,000 6,000
HSBC Bank, Series CD, FRN, SOFR + 0.38%, 4.74%,
12/18/25  44,000 44,000
Lloyds Bank Corporate Markets, FRN, SOFR + 0.36%, 4.72%,
7/15/25  25,000 25,000
Oversea-Chinese Banking, FRN, SOFR + 0.25%, 4.61%,
8/6/25  10,000 10,002
Oversea-Chinese Banking, FRN, SOFR + 0.32%, 4.68%,
10/17/25  17,000 17,000
172,602

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
EURODOLLAR 4.7%
Canadian Imperial Bank of Commerce, 4.31%, 5/1/25  25,000 25,000
Credit Agricole Corporate and Investment, 4.31%, 5/1/25  25,000 25,000
Nordea Bank, 4.30%, 5/1/25  64,000 64,000
Royal Bank of Canada, 4.31%, 5/1/25  47,000 47,000
Svenska Handelsbanken, 4.30%, 5/1/25  87,000 87,000
248,000
YANKEE 4.9%
Banco Santander, 4.64%, 11/21/25  29,000 29,000
Barclays Bank, FRN, SOFR + 0.35%, 4.71%, 10/14/25  3,000 3,000
BNP Paribas, 4.50%, 11/10/25  21,000 21,000
Credit Agricole Corporate and Investment, 4.60%, 1/14/26  27,000 27,000
Lloyds Bank Corporate Markets, FRN, SOFR + 0.36%, 4.72%,
5/2/25  500 500
Lloyds Bank Corporate Markets, FRN, SOFR + 0.36%, 4.72%,
7/9/25  23,000 23,000
Natixis, 4.50%, 10/22/25  3,500 3,500
Societe Generale, FRN, SOFR + 0.45%, 4.81%, 5/15/26  28,000 28,000
Standard Chartered Bank, FRN, SOFR + 0.40%, 4.76%,
10/6/25  23,000 23,000
Sumitomo Mitsui Banking, FRN, SOFR + 0.25%, 4.61%,
7/7/25  40,000 40,007
Svenska Handelsbanken, 4.39%, 6/26/25  18,000 18,000
Toronto-Dominion Bank, 4.50%, 10/29/25  18,000 18,000
Toronto-Dominion Bank, 4.50%, 2/6/26  1,000 1,000
Toronto-Dominion Bank, FRN, SOFR + 0.38%, 4.74%, 8/15/25  17,000 17,000
Toronto-Dominion Bank, FRN, SOFR + 0.38%, 4.74%, 9/23/25  13,000 13,000
265,007
Total Certificate of Deposit (Cost $685,609) 685,609
FINANCIAL COMPANY COMMERCIAL PAPER 15.3%
ABN AMRO Funding, 4.47%, 6/3/25 (1) 6,000 5,975
Australia & New Zealand Banking Group, 4.47%, 6/2/25 (1) 1,700 1,693
Australia & New Zealand Banking Group, 4.52%, 5/30/25 (1) 48,000 47,825
Banco Santander, 5.24%, 6/2/25 (1) 20,000 19,907
Bank of Montreal, 4.71%, 7/31/25 (1) 36,000 36,000
Bank of Montreal, 4.81%, 4/8/26 (1) 17,000 17,000
Bank of Nova Scotia, 4.69%, 8/19/25 (1) 20,000 20,000
Barclays Bank, 4.54%, 5/16/25 (1) 13,000 12,975
Barclays Bank, 4.57%, 8/26/25 (1) 37,000 37,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
BPCE, 4.355%, 11/6/25 (1) 30,000 29,314
BPCE, 4.44%, 7/21/25 (1) 16,000 15,840
Canadian Imperial Bank of Commerce, 4.71%, 7/24/25 (1) 23,500 23,500
Canadian Imperial Bank of Commerce, 4.71%, 4/9/26 (1) 5,000 5,000
Canadian Imperial Bank of Commerce, 4.72%, 8/15/25 (1) 25,000 25,000
Commonwealth Bank of Australia, 4.55%, 7/8/25 (1) 7,500 7,501
Credit Agricole Corporate and Investment, 4.30%, 5/1/25  55,000 55,000
Danske Bank, 4.30%, 10/9/25 (1) 25,000 24,519
Danske Bank, 4.36%, 10/14/25 (1) 25,000 24,497
Erste Finance Delaware, 4.32%, 5/1/25 (1) 60,000 60,000
Erste Finance Delaware, 4.33%, 5/6/25 (1) 40,000 39,976
ING (U.S.) Funding, 4.56%, 9/25/25 (1) 32,000 32,000
ING (U.S.) Funding, 4.64%, 5/22/25 (1) 20,000 20,000
New York Life Short Term Funding, 4.36%, 6/25/25 (1) 25,000 24,834
Oversea-Chinese Banking, 4.47%, 6/2/25 (1) 26,000 25,897
Pacific Life Short Term Funding, 4.33%, 1/2/26 (1) 3,731 3,621
Royal Bank of Canada, 4.71%, 7/17/25 (1) 27,000 27,000
Royal Bank of Canada, 4.71%, 7/21/25 (1) 20,000 20,000
Skandinaviska Enskilda Banken, 4.40%, 8/7/25 (1) 43,500 42,979
Standard Chartered Bank, 4.36%, 10/30/25 (1) 25,000 24,449
Swedbank, 4.63%, 5/9/25 (1) 33,000 33,000
United Overseas Bank, 4.522%, 9/17/25 (1) 25,000 25,000
United Overseas Bank, 4.556%, 9/25/25 (1) 26,000 26,000
Total Financial Company Commercial Paper (Cost $813,302) 813,302
GOVERNMENT BONDS 0.3%
Province of Quebec Canada, 0.60%, 7/23/25  15,000 14,867
Total Government Bonds (Cost $14,867) 14,867
INSURANCE COMPANY FUNDING AGREEMENT 2.3%
MassMutual Global Funding II, 4.15%, 8/26/25 (2) 8,878 8,865
MassMutual Global Funding II, 4.50%, 4/10/26 (2) 2,000 2,001
Metropolitan Life Global Funding I, 0.95%, 7/2/25 (2) 7,990 7,938
Metropolitan Life Global Funding I, 4.05%, 8/25/25 (2) 2,100 2,097
Metropolitan Life Global Funding I, 5.00%, 1/6/26 (2) 1,760 1,765
New York Life Global Funding, FRN, SOFR + 0.65%, 5.057%,
5/2/25 (2) 11,169 11,169
New York Life Global Funding, FRN, SOFR + 0.70%, 5.137%,
6/13/25 (2) 665 665
New York Life Global Funding, FRN, SOFRINDX + 0.58%,
4.907%, 1/16/26 (2) 7,000 7,006

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Pacific Life Global Funding II, 1.20%, 6/24/25 (2) 16,403 16,320
Pricoa Global Funding I, 4.20%, 8/28/25 (2) 4,129 4,123
Principal Life Global Funding II, 0.875%, 1/12/26 (2) 46,040 44,894
Principal Life Global Funding II, 1.25%, 6/23/25 (2) 9,419 9,372
Principal Life Global Funding II, 3.00%, 4/18/26 (2) 7,940 7,829
Total Insurance Company Funding Agreement (Cost $124,044) 124,044
NON-FINANCIAL COMPANY COMMERCIAL
PAPER 11.4%
AdventHealth Obligated Group, 4.40%, 5/27/25  5,000 4,984
AdventHealth Obligated Group, 4.44%, 6/17/25  30,625 30,447
Alaska HFC, 4.35%, 6/25/25  7,826 7,774
Banner Health, 4.41%, 5/28/25  15,000 15,000
Banner Health, 4.43%, 5/14/25  5,000 5,000
City of Hope, 4.40%, 5/7/25  42,500 42,469
City of Hope, 4.42%, 5/8/25  9,500 9,492
Idaho Housing & Finance Association, 4.38%, 6/3/25  12,505 12,504
Idaho Housing & Finance Association, 4.40%, 5/1/25  17,000 17,000
Idaho Housing & Finance Association, 4.45%, 6/10/25  9,000 9,000
John Muir Health, 4.44%, 5/28/25  5,750 5,731
Kaiser Foundation Hospitals, 4.40%, 6/5/25  8,084 8,049
Kaiser Foundation Hospitals, 4.40%, 6/11/25  15,000 14,925
Kaiser Foundation Hospitals, 4.43%, 6/12/25  10,000 9,948
Kimberly-Clark, 4.27%, 5/5/25 (1) 44,400 44,379
Los Angeles Municipal Improvement, 4.42%, 6/2/25  5,700 5,700
Los Angeles Municipal Improvement, 4.42%, 6/3/25  2,700 2,700
Los Angeles Municipal Improvement, 4.46%, 5/1/25  6,500 6,500
Los Angeles Municipal Improvement, 4.48%, 6/4/25  10,500 10,500
Los Angeles Wastewater System, 4.40%, 5/1/25  46,000 46,000
Mercy Health, 4.45%, 5/2/25  18,000 17,998
Novartis Finance, 4.29%, 5/1/25 (1) 20,000 20,000
Port of Seattle, 4.44%, 6/3/25  18,000 18,000
SSM Health Care, 4.40%, 5/29/25  17,900 17,839
SSM Health Care, 4.41%, 5/22/25  12,000 11,969
SSM Health Care, 4.42%, 5/1/25  10,000 10,000
SSM Health Care, 4.44%, 6/26/25  13,000 12,910
Tennessee State, 4.53%, 5/1/25  1,681 1,681
TotalEnergies Capital, 4.37%, 5/8/25 (1) 55,000 54,953
TotalEnergies Capital, 4.37%, 10/17/25 (1) 30,000 29,385
Toyota Credit de Puerto Rico, 4.35%, 9/3/25  31,000 30,532
Toyota Credit de Puerto Rico, 4.36%, 9/5/25  5,000 4,923
Toyota Credit de Puerto Rico, 4.59%, 5/29/25  10,000 9,964

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Toyota Credit de Puerto Rico, 4.63%, 5/13/25  6,000 5,991
Trinity Health, 4.40%, 8/7/25  13,000 12,844
Trinity Health, 4.41%, 5/22/25  6,000 5,985
Trustees of Princeton University, 4.38%, 5/19/25  7,000 7,000
Trustees of Princeton University, 4.45%, 7/8/25  8,000 7,999
Vermont Economic Dev. Auth., 4.41%, 5/20/25  13,590 13,590
Total Non-Financial Company Commercial Paper (Cost $601,665) 601,665
OTHER ASSET BACKED SECURITIES 3.7%
ARI Fleet Lease Trust, Series 2025-A, Class A1, 4.511%,
2/17/26 (2) 15,131 15,131
CarMax Auto Owner Trust, Series 2025-2, Class A1, 4.468%,
5/15/26  14,300 14,300
CarMax Select Receivables Trust, Series 2025-A, Class A1,
4.561%, 4/15/26  39,972 39,972
Carvana Auto Receivables Trust, Series 2025-P1, Class A1,
4.493%, 4/10/26  11,450 11,450
Dext ABS, Series 2025-1, Class A1, 4.561%, 3/16/26 (2) 35,470 35,470
Enterprise Fleet Financing, Series 2025-1, Class A1, 4.536%,
2/20/26 (2) 22,318 22,318
Enterprise Fleet Financing, Series 2025-2, Class A1, 4.555%,
5/20/26 (2) 21,000 21,000
Exeter Automobile Receivables Trust, Series 2025-2A, Class
A1, 4.536%, 4/15/26  19,795 19,795
Exeter Select Automobile Receivables Trust, Series 2025-1,
Class A1, 4.607%, 5/15/26  4,000 4,000
SBNA Auto Lease Trust, Series 2025-A, Class A1, 4.489%,
2/20/26 (2) 11,656 11,656
Total Other Asset Backed Securities (Cost $195,092) 195,092
OTHER INSTRUMENTS 1.8%
Australia & New Zealand Banking Group, FRN, SOFR +
0.75%, 5.175%, 7/3/25 (2) 955 956
Bank of America, 5.65%, 8/18/25  1,350 1,353
Citibank, FRN, SOFR + 0.805%, 5.233%, 9/29/25  7,386 7,395
Commonwealth Bank of Australia, FRN, SOFR + 0.40%,
4.824%, 7/7/25 (2) 2,000 2,001
Cooperatieve Rabobank, 3.375%, 5/21/25  7,372 7,367
Cooperatieve Rabobank, FRN, SOFRINDX + 0.70%, 5.024%,
7/18/25  1,375 1,377
National Australia Bank, 5.20%, 5/13/25  4,500 4,501

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
National Australia Bank, FRN, SOFR + 0.76%, 5.212%,
5/13/25 (2) 5,850 5,851
Nationwide Building Society, 1.00%, 8/28/25 (2) 5,221 5,162
Nationwide Building Society, 3.90%, 7/21/25 (2) 2,818 2,814
PNC Bank, 3.25%, 6/1/25  14,060 14,034
Skandinaviska Enskilda Banken, 3.70%, 6/9/25 (2) 5,000 4,996
Skandinaviska Enskilda Banken, FRN, SOFR + 0.96%,
5.399%, 6/9/25 (2) 6,050 6,055
Toyota Motor Credit, Series B, FRN, SOFR + 0.35%, 4.71%,
9/17/25 (2) 1,565 1,565
U.S. Bancorp, 1.45%, 5/12/25  9,120 9,109
UBS, 5.80%, 9/11/25  6,230 6,255
UBS, FRN, SOFR + 0.93%, 5.369%, 9/11/25  7,420 7,433
Wells Fargo Bank, FRN, SOFR + 0.80%, 5.16%, 8/1/25  5,120 5,125
Total Other Instruments (Cost $93,349) 93,349
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 4.9%(3)
Credit Agricole, Tri-Party, Dated 4/30/25, 4.38%, Delivery
Value of $260,332 on 5/1/25, Collateralized by U.S.
Government securities, 2.50% - 6.00%, 11/1/50 - 4/1/55,
valued at $265,506  260,300 260,300
Total U.S. Government Agency Repurchase Agreement (Cost $260,300) 260,300
U.S. TREASURY DEBT 6.7%
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 4.37%, 7/31/25  133,000 132,993
U.S. Treasury Notes, FRN, 3M UST + 0.15%, 4.395%, 4/30/26  50,000 49,996
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 4.415%,
10/31/25  119,000 118,984
U.S. Treasury Notes, FRN, 3M UST + 0.182%, 4.427%,
7/31/26  55,000 55,000
Total U.S. Treasury Debt (Cost $356,973) 356,973
U.S. TREASURY REPURCHASE AGREEMENT 13.7%(3)
Federal Reserve Bank of New York, Tri-Party, Dated 4/30/25,
4.25%, Delivery Value of $725,086 on 5/1/25, Collateralized by
U.S. Government securities, 0.63% - 1.50%, 1/31/27 - 5/15/30, valued at $725,086  725,000 725,000
Total U.S. Treasury Repurchase Agreement (Cost $725,000) 725,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
VARIABLE RATE DEMAND NOTES 20.6%
AARP, Series 2001, VRDN, 4.35%, 5/7/25  47,500 47,500
AHI Fund II, VRDN, 4.42%, 5/7/25  44,000 44,000
Alaska HFC, State Capital Project, Series A, VRDN, 4.35%,
5/7/25  63,945 63,945
Alaska HFC, State Capital Project, Series A, VRDN, 4.35%,
5/7/25  17,770 17,770
Alaska HFC, State Capital Project, Series B, VRDN, 4.33%,
5/7/25  2,500 2,500
Andrew W. Mellon Foundation, VRDN, 4.38%, 5/7/25  14,000 14,000
Baltimore, VRDN, 4.35%, 5/7/25  19,960 19,960
California PFA, Series B, VRDN, 4.35%, 5/7/25  24,000 24,000
California PFA, Series C, VRDN, 4.35%, 5/7/25  24,000 24,000
Charlotte, NASCAR, Series D, COP, VRDN, 4.42%, 5/7/25  44,780 44,780
Colorado Housing & Fin. Auth., Single Family, Series B-1,
VRDN, 4.35%, 5/7/25  2,410 2,410
Colorado Housing & Fin. Auth., Single Family, Series C-2,
VRDN, 4.35%, 5/7/25  14,800 14,800
Colorado Housing & Fin. Auth., Single Family, Series C-2,
VRDN, 4.35%, 5/7/25  500 500
Colorado Housing & Fin. Auth., Single Family, Series E-2,
VRDN, 4.35%, 5/7/25  7,000 7,000
Colorado Housing & Fin. Auth., Single Family, Series G-2,
VRDN, 4.35%, 5/7/25  10,000 10,000
Colorado Housing & Fin. Auth., Single Family, Series K-2,
VRDN, 4.35%, 5/7/25  14,585 14,585
Colorado Housing & Fin. Auth., Single Family, Series Q-2,
VRDN, 4.35%, 5/7/25  7,800 7,800
Colorado Housing & Fin. Auth., Social Bond, Series C-2,
VRDN, 4.35%, 5/7/25  6,615 6,615
Colorado Housing & Fin. Auth., Social Bond, Series F-2,
VRDN, 4.37%, 5/7/25  7,320 7,320
Cook County, Series D, GO, VRDN, 4.35%, 5/7/25  44,800 44,800
Ecmc Group, Series 23-1, VRDN, 4.38%, 5/7/25  34,710 34,710
Ecmc Group, Series 24-2, VRDN, 4.38%, 5/7/25  41,843 41,843
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 4.35%,
5/7/25  38,670 38,670
Iowa Student Loan Liquidity, Series 2023-1, VRDN, 4.38%,
5/7/25  21,159 21,159
Maricopa County IDA, Banner Health, Series B-1, VRDN,
4.35%, 5/7/25  17,300 17,300
Maricopa County IDA, Banner Health, Series B-2, VRDN,
4.39%, 5/7/25  1,350 1,350

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series B, VRDN, 4.35%, 5/7/25  17,695 17,695
Maryland CDA, Series F, VRDN, 4.35%, 5/7/25  11,745 11,745
Massachusetts Dev. Fin. Agency, Babson College, Series B,
VRDN, 4.33%, 5/7/25  6,530 6,530
Michigan State Housing Dev. Auth., Series 1, VRDN, 4.35%,
5/7/25  12,000 12,000
Michigan State Housing Dev. Auth., Series C, VRDN, 4.34%,
5/7/25  32,000 32,000
Minnesota Housing Fin. Agency, Series H, VRDN, 4.35%,
5/7/25  23,235 23,235
Minnesota Housing Fin. Agency, Series T, VRDN, 4.35%,
5/7/25  13,285 13,285
Minnesota Housing Fin. Agency, Series V, VRDN, 4.35%,
5/7/25  9,440 9,440
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 4.42%, 5/7/25  6,700 6,700
New York City Housing Dev., Series F-2, VRDN, 4.35%, 5/7/25  36,740 36,740
New York Mortgage Agency, Series 216, VRDN, 4.35%, 5/7/25  14,125 14,125
New York Mortgage Agency, Series 224, VRDN, 4.35%, 5/7/25  25,600 25,600
New York Mortgage Agency, Series 238, VRDN, 4.40%, 5/7/25  29,800 29,800
New York State Housing Fin. Agency, Series A, VRDN, 4.35%,
5/7/25  11,210 11,210
North Texas Higher Ed. Auth., Series 2023-1, VRDN, 4.38%,
5/7/25  28,899 28,899
Pennsylvania Higher Ed. Assistance Agency, Series A, VRDN,
4.35%, 5/7/25  23,886 23,886
Private Colleges & Univ. Auth., Emory Univ., Series C-1,
VRDN, 4.35%, 5/7/25  45,350 45,350
Southern Ute Indian Tribe, VRDN, 4.34%, 5/7/25 (2) 46,695 46,695
Texas State, Series A, GO, VRDN, 4.35%, 5/7/25  30,000 30,000
Texas State, Series A, GO, VRDN, 4.35%, 5/7/25  16,000 16,000
Texas State, Series A, GO, VRDN, 4.40%, 5/7/25  20,780 20,780
Univ. of California, Series Z-1, VRDN, 4.40%, 5/7/25  15,520 15,520
Univ. of California, Series Z-2, VRDN, 4.41%, 5/7/25  13,850 13,850
Wisconsin Housing & Economic Dev. Auth., Series B, VRDN,
4.32%, 5/7/25  380 380
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
4.32%, 5/7/25  23,400 23,400

T. ROWE PRICE Cash Reserves Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
4.32%, 5/7/25  2,640 2,640
Total Variable Rate Demand Notes (Cost $1,090,822) 1,090,822
Total Investments in Securities
 101.5% of Net Assets (Cost $5,379,937) $ 5,379,937
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,325,933 and represents 25.0% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $305,714 and represents 5.8% of net assets.
(3) See Note 3. Collateralized by U.S. government securities valued at $990,592 at April 30, 2025.
3M UST Three month U.S. Treasury bill yield
CDA Community Development Administration/Authority
COP Certificate of Participation
FRN Floating Rate Note
GO General Obligation
HFC Housing Finance Corporation
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Cash Reserves Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,379,937) $ 5,379,937
Interest receivable 14,840
Receivable for shares sold 9,636
Receivable for investment securities sold 2,385
Cash 14
Foreign currency (cost $1) 1
Total assets 5,406,813
Liabilities
Payable for investment securities purchased 97,537
Payable for shares redeemed 7,395
Investment management and administrative fees payable 1,604
Other liabilities 192
Total liabilities 106,728
NET ASSETS $ 5,300,085
Net Assets Consist of:
Total distributable earnings (loss) $ 58
Paid-in capital applicable to 5,299,335,612 shares of
$0.0001 par value capital stock outstanding; 10,000,000,000
shares of the Corporation authorized 5,300,027
NET ASSETS $ 5,300,085
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Investment Income (Loss)
Interest income $ 114,601
Investment management and administrative expense 9,945
Net investment income 104,656
Realized and Unrealized Gain / Loss –
Net realized gain on securities 24
INCREASE IN NET ASSETS FROM OPERATIONS $ 104,680

T. ROWE PRICE Cash Reserves Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 104,656 $ 239,892
Net realized gain 24 87
Increase in net assets from operations 104,680 239,979
Distributions to shareholders
Net earnings (105,428) (240,507)
Capital share transactions
*
Shares sold 1,701,607 2,269,280
Distributions reinvested 103,820 237,181
Shares redeemed (1,384,257) (2,232,727)
Increase in net assets from capital share
transactions 421,170 273,734
Net Assets
Increase during period 420,422 273,206
Beginning of period 4,879,663 4,606,457
End of period $ 5,300,085 $ 4,879,663
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Cash Reserves Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.  The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked

T. ROWE PRICE Cash Reserves Fund

prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are

T. ROWE PRICE Cash Reserves Fund

carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in

T. ROWE PRICE Cash Reserves Fund

good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On April 30, 2025, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on T. Rowe Price Associates, Inc.’s
approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect

T. ROWE PRICE Cash Reserves Fund

tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $5,379,937,000.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.40%
of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/
paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30,
2025, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund.
Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent.
Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).

T. ROWE PRICE Cash Reserves Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Cash Reserves Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Cash Reserves Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Cash Reserves Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by
Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Cash Reserves Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-
inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Cash Reserves Fund

generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group); the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense Universe); and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense
Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Cash Reserves Fund

versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F85-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025